Related party transactions - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Fee and commission expense	£ 597	£ 883
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank | Lloyds Banking Group plc
Disclosure of transactions between related parties [line items]
Interest income on other financial assets	9	7
Interest expense on other financial liabilities	643	684
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank | Scottish Widows
Disclosure of transactions between related parties [line items]
Fee and commission expense	£ 47	£ 367